Receivables from Supply Chain Financing (Details) - Schedule of receivable from supply chain financing - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of receivable from supply chain financing [Abstract]
Receivables related to supply chain financing	$ 10,741,981
Less: allowance for doubtful accounts
Receivables related to supply chain financing business, net	$ 10,741,981